Stock-Based Compensation (Details) - Schedule of Summary of Stock Option Activity - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023
Summary of Summary of Stock Option Activity [Abstract]
Number of shares, outstanding,	11,716,646	4,970,419	11,378,272	11,716,646
Weighted average exercise price per share, outstanding,	$ 3.48	$ 4.86	$ 3.5	$ 3.48
Weighted Average Contractual Term (Years), outstanding,	8 years 6 months 10 days	6 years 11 months 26 days	8 years 3 months	8 years 6 months 10 days
Aggregate Intrinsic Value, outstanding	$ 2,756	$ 34,180	$ 215	$ 2,756
Number of shares, Vested and expected to vest	11,716,646		11,378,272	11,716,646
Weighted average exercise price per share, Vested and expected to vest	$ 3.48		$ 3.5	$ 3.48
Weighted Average Contractual Term (Years), Vested and expected to vest			8 years 3 months	8 years 6 months 10 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 2,756		$ 215	$ 2,756
Number of Shares, Vested and exercisable	3,141,940		4,536,233	3,141,940
Weighted Average Exercise Price per Share, Vested and exercisable	$ 5.3		$ 4.38	$ 5.3
Weighted Average Contractual Term (Years), Vested and exercisable			4 years 9 months 10 days	4 years 11 months 4 days
Aggregate Intrinsic Value , Vested and exercisable	$ 763		$ 139	$ 763
Number of shares, Options granted				6,961,979
Weighted average exercise price per share, Options granted				$ 2.58
Number of shares, Options exercised			(31,176)	(67,534)
Weighted average exercise price per share, Options exercised			$ 0.83	$ 0.89
Number of shares, Options canceled			(307,198)	(148,218)
Weighted average exercise price per share, Options canceled			$ 2.86	$ 9.17